Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	8

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018

Total	$1,395,480,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,075,056.11

Principal:
Principal Collections	$24,565,271.13
Prepayments in Full	$12,520,077.73
Liquidation Proceeds	$729,840.35
Recoveries	$30,628.52

Sub Total	$37,845,817.73

Collections	$41,920,873.84

Purchase Amounts:
Purchase Amounts Related to Principal	$27,361.87
Purchase Amounts Related to Interest	$184.14

Sub Total	$27,546.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds—Total	$41,948,419.85

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	8

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,948,419.85
Servicing Fee	$953,263.75	$953,263.75	$0.00	$0.00	$40,995,156.10
Interest—Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,995,156.10
Interest—Class A-2 Notes	$171,163.46	$171,163.46	$0.00	$0.00	$40,823,992.64
Interest—Class A-3 Notes	$274,260.00	$274,260.00	$0.00	$0.00	$40,549,732.64
Interest—Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$40,261,260.14
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,261,260.14
Interest—Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$40,183,626.14
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,183,626.14
Interest—Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$40,125,714.14
Third Priority Principal Payment	$5,048,721.84	$5,048,721.84	$0.00	$0.00	$35,076,992.30
Interest—Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$35,005,628.30
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,005,628.30
Regular Principal Payment	$29,044,294.70	$29,044,294.70	$0.00	$0.00	$5,961,333.60
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,961,333.60
Residual Released to Depositor	$0.00	$5,961,333.60	$0.00	$0.00	$0.00

Total		$41,948,419.85

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$5,048,721.84
Regular Principal Payment	$29,044,294.70

Total	$34,093,016.54

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$34,093,016.54	$98.02	$171,163.46	$0.49	$34,264,180.00	$98.51
Class A-3 Notes	$0.00	$0.00	$274,260.00	$0.70	$274,260.00	$0.70
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61

Total	$34,093,016.54	$24.43	$940,805.96	$0.67	$35,033,822.50	$25.11

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$302,053,165.40	0.8684680	$267,960,148.86	0.7704432
Class A-3 Notes	$391,800,000.00	1.0000000	$391,800,000.00	1.0000000
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000

Total	$1,046,033,165.40	0.7495866	$1,011,940,148.86	0.7251556

Pool Information
Weighted Average APR		4.291%		4.279%
Weighted Average Remaining Term		51.52		50.70
Number of Receivables Outstanding		53,877		52,832
Pool Balance		$1,143,916,499.87		$1,105,747,273.19
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$1,048,289,998.50		$1,013,624,443.56
Pool Factor		0.7676306		0.7420169

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$16,586,209.10
Yield Supplement Overcollateralization Amount	$92,122,829.63
Targeted Overcollateralization Amount	$93,807,124.33
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$93,807,124.33

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	February 2012
Payment Date	3/15/2012
Transaction Month	8

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		103	$326,675.60
(Recoveries)		19	$30,628.52

Net Losses for Current Collection Period			$296,047.08
Cumulative Net Losses Last Collection Period			$1,420,252.05

Cumulative Net Losses for all Collection Periods			$1,716,299.13

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.31%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.79%	411	$8,706,639.66
61-90 Days Delinquent	0.06%	28	$672,364.95
91-120 Days Delinquent	0.04%	16	$395,456.64
Over 120 Days Delinquent	0.02%	8	$214,628.69

Total Delinquent Receivables	0.90%	463	$9,989,089.94

Repossession Inventory:
Repossessed in the Current Collection Period		29	$692,313.30
Total Repossessed Inventory		50	$1,221,045.96

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3008%
Preceding Collection Period			0.3772%
Current Collection Period			0.3158%
Three Month Average			0.3313%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0838%
Preceding Collection Period			0.1225%
Current Collection Period			0.0984%
Three Month Average			0.1016%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto

Assistant Treasurer